Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (35.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	3,398,461	148,683
Vanguard Extended Market Index Admiral Shares	331,853	29,289
		177,972
International Stock Fund (24.0%)
Vanguard Total International Stock Index Fund Admiral Shares	4,289,668	118,867

U.S. Bond Fund (28.1%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	11,398,406	139,174

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Admiral Shares	2,550,128	59,928
Total Investment Companies (Cost $464,644)		495,941
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.098% (Cost $162)	1,621	162
Total Investments (100.1%) (Cost $464,806)		496,103
Other Assets and Liabilities-Net (-0.1%)		(482)
Net Assets (100%)		495,621

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Moderate Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	69	NA1	NA1	—	—	2	—	162
Vanguard Extended
Market Index Fund	23,496	3,687	1,812	579	3,339	232	—	29,289
Vanguard Total
International Bond
Index Fund	48,154	10,134	2,666	299	4,007	441	—	59,928
Vanguard Total
International Stock
Index Fund	97,249	24,252	11,563	1,151	7,778	2,250	—	118,867
Vanguard Variable
Insurance Fund—
Equity Index Portfolio	121,281	28,275	19,442	4,564	14,005	2,493	3,264	148,683
Vanguard Variable
Insurance Fund—
Total Bond Market
Index Portfolio	109,660	40,973	18,741	507	6,775	3,244	—	139,174
Total	399,909	107,321	54,224	7,100	35,904	8,662	3,264	496,103
1 Not applicable—purchases and sales are for temporary cash investment purposes.